INVESTMENT MANAGERS SERIES TRUST

January 13, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Managers Series Trust (filing relates to EPH China Fund,) (File Nos. 333-122901 and 811-21719)

Ladies and Gentlemen:

On behalf of Investment Managers Series Trust (the “Trust”), we are filing Preliminary Proxy Statement relating to its series EPH China Fund (the “Fund”) for the purpose of approving a new advisory agreement with Euro Pacific Asset Management, LLC and appointing a new sub-advisor, New Sheridan Advisors, Inc.

Please call the undersigned at (616) 914-1360 with any comments or questions relating to the filing.

Sincerely,

/s/Joy Ausili
Joy Ausili
Secretary
Investment Managers Series Trust